Acquisition of TCBM Holdings, LLC	6 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisition of TCBM Holdings, LLC

NOTE C – ACQUISITION OF TCBM HOLDINGS, LLC

On November 30, 2019, the Company acquired 100% ownership of TCBM Holdings, LLC (“TCBM”) and TCBM’s two wholly owned subsidiaries, HMNRTH, LLC and 911 Help Now, LLC. The combination has been accounted for in the accompanying consolidated financial statements as an “acquisition” transaction. Accordingly, the financial position and results of operation of the Company prior to November 30, 2019 has been excluded from the accompanying consolidated financial statements. The Company acquired a 100% interest in exchange for a note payable in the amount of $2,000,000.

Details regarding the book values and fair values of the net assets acquired are as follows:

	Book Value	Fair Value	Difference
	(Unaudited)	(Unaudited)	(Unaudited)
Cash	$543,411	$543,411	$-
Inventory	70,580	70,580	-
Property and Equipment	36,363	36,363	-
Total	$650,354	$650,354	$-